Income Tax (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carry-forwards	$ 1,556,422	$ 640,504	$ 257,984
Total of deferred tax assets	1,556,422	640,504	257,984
Less: valuation allowance	(1,556,422)	(640,504)
Net deferred assets